Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Technology Portfolio

November 30, 2019

TEC-QTLY-0120
1.810712.115

Schedule of Investments November 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
Communications Equipment - 1.6%
Communications Equipment - 1.6%
Cisco Systems, Inc.	1,537,304	$69,655,244
Motorola Solutions, Inc.	151,500	25,345,950
		95,001,194
Electronic Equipment & Components - 0.8%
Electronic Equipment & Instruments - 0.5%
Keysight Technologies, Inc. (a)	163,086	17,455,095
Zebra Technologies Corp. Class A (a)	48,300	12,120,402
		29,575,497
Technology Distributors - 0.3%
CDW Corp.	134,900	18,218,245

TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		47,793,742

Entertainment - 2.4%
Interactive Home Entertainment - 0.4%
Activision Blizzard, Inc.	499,900	27,409,517
Movies & Entertainment - 2.0%
Netflix, Inc. (a)	383,986	120,825,035

TOTAL ENTERTAINMENT		148,234,552

Equity Real Estate Investment Trusts (REITs) - 0.5%
Diversified REITs - 0.5%
Ant International Co. Ltd. Class C (a)(b)(c)	4,366,389	32,223,951
Interactive Media & Services - 3.5%
Interactive Media & Services - 3.5%
Alphabet, Inc. Class C (a)	68,868	89,869,985
Facebook, Inc. Class A (a)	604,400	121,871,216
		211,741,201
Internet & Direct Marketing Retail - 2.5%
Internet & Direct Marketing Retail - 2.5%
Amazon.com, Inc. (a)	29,100	52,403,280
eBay, Inc.	1,570,900	55,798,368
Pinduoduo, Inc. ADR (a)	1,165,500	41,899,725
		150,101,373
IT Services - 19.9%
Data Processing & Outsourced Services - 16.8%
Alliance Data Systems Corp.	43,000	4,597,130
Automatic Data Processing, Inc.	222,014	37,915,551
Fidelity National Information Services, Inc.	944,727	130,514,035
Fiserv, Inc. (a)	598,885	69,614,392
FleetCor Technologies, Inc. (a)	110,500	33,914,660
Global Payments, Inc.	267,730	48,485,903
MasterCard, Inc. Class A	785,100	229,429,773
PagSeguro Digital Ltd. (a)	207,100	7,028,974
PayPal Holdings, Inc. (a)	959,700	103,657,197
Square, Inc. (a)	276,200	19,090,944
Visa, Inc. Class A	1,845,600	340,531,656
		1,024,780,215
Internet Services & Infrastructure - 1.5%
Akamai Technologies, Inc. (a)	147,000	12,806,640
GoDaddy, Inc. (a)	153,600	10,195,968
MongoDB, Inc. Class A (a)(d)	313,500	46,617,450
Okta, Inc. (a)	135,500	17,585,190
VeriSign, Inc. (a)	28,747	5,483,203
		92,688,451
IT Consulting & Other Services - 1.6%
Accenture PLC Class A	405,308	81,531,757
Gartner, Inc. (a)	79,264	12,718,701
		94,250,458

TOTAL IT SERVICES		1,211,719,124

Life Sciences Tools & Services - 0.0%
Life Sciences Tools & Services - 0.0%
JHL Biotech, Inc. (a)(c)	1,015,442	511,430
Road & Rail - 1.4%
Trucking - 1.4%
Lyft, Inc.	930,494	45,575,596
Uber Technologies, Inc.	1,405,996	41,617,482
		87,193,078
Semiconductors & Semiconductor Equipment - 15.0%
Semiconductor Equipment - 4.1%
Applied Materials, Inc.	2,226,100	128,891,190
ASML Holding NV (Netherlands)	94,200	25,536,169
KLA-Tencor Corp.	145,900	23,907,174
Lam Research Corp.	277,600	74,072,008
		252,406,541
Semiconductors - 10.9%
Advanced Micro Devices, Inc. (a)	839,600	32,870,340
Broadcom, Inc.	236,364	74,740,660
Intel Corp.	1,548,741	89,904,415
Marvell Technology Group Ltd.	1,619,154	42,697,091
Microchip Technology, Inc. (d)	207,700	19,635,958
Micron Technology, Inc. (a)	1,039,900	49,405,649
NVIDIA Corp.	498,750	108,099,075
NXP Semiconductors NV	532,400	61,534,792
ON Semiconductor Corp. (a)	401,700	8,624,499
Qualcomm, Inc.	1,220,200	101,947,710
Texas Instruments, Inc.	598,783	71,979,704
		661,439,893

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		913,846,434

Software - 30.1%
Application Software - 11.3%
Adobe, Inc. (a)	611,239	189,196,808
ANSYS, Inc. (a)	68,498	17,445,756
Atlassian Corp. PLC (a)	186,525	23,709,193
Autodesk, Inc. (a)	201,900	36,523,710
Cadence Design Systems, Inc. (a)	246,642	17,326,601
Citrix Systems, Inc.	119,048	13,429,805
Datadog, Inc. Class A (a)(d)	13,700	558,549
Everbridge, Inc. (a)	420,600	36,987,564
Intuit, Inc.	326,000	84,398,140
Nutanix, Inc. Class B (a)(e)	72,872	2,721,769
Salesforce.com, Inc. (a)	1,075,488	175,186,240
Splunk, Inc. (a)	119,500	17,831,790
SS&C Technologies Holdings, Inc.	478,900	28,757,945
Synopsys, Inc. (a)	129,901	18,321,237
Workday, Inc. Class A (a)	130,900	23,446,808
		685,841,915
Systems Software - 18.8%
Cloudflare, Inc. (a)	27,500	535,700
Crowdstrike Holdings, Inc. (d)	8,900	516,200
Fortinet, Inc. (a)	124,229	13,057,710
Microsoft Corp.	7,056,540	1,068,219,025
Palo Alto Networks, Inc. (a)	83,500	18,972,870
ServiceNow, Inc. (a)	154,600	43,757,984
		1,145,059,489

TOTAL SOFTWARE		1,830,901,404

Technology Hardware, Storage & Peripherals - 20.0%
Technology Hardware, Storage & Peripherals - 20.0%
Apple, Inc.	4,516,097	1,206,926,922
Western Digital Corp.	253,300	12,748,589
		1,219,675,511
TOTAL COMMON STOCKS
(Cost $4,104,190,466)		5,948,942,994

Convertible Preferred Stocks - 0.5%
Food & Staples Retailing - 0.3%
Food Retail - 0.3%
Roofoods Ltd. Series F (a)(b)(c)	41,041	17,151,034
Internet & Direct Marketing Retail - 0.1%
Internet & Direct Marketing Retail - 0.1%
Reddit, Inc. Series D (b)(c)	250,861	7,688,890
Road & Rail - 0.1%
Trucking - 0.1%
Convoy, Inc. Series D (b)(c)	203,844	2,760,048
Software - 0.0%
Application Software - 0.0%
UiPath, Inc.:
Series A1 (b)(c)	25,657	1,009,647
Series B1 (b)(c)	1,278	50,291
Series B2 (b)(c)	6,365	250,474
		1,310,412
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $24,021,597)		28,910,384

Money Market Funds - 1.9%
Fidelity Cash Central Fund 1.61% (f)	78,665,779	78,681,512
Fidelity Securities Lending Cash Central Fund 1.61% (f)(g)	35,685,227	35,688,795
TOTAL MONEY MARKET FUNDS
(Cost $114,370,307)		114,370,307
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $4,242,582,370)		6,092,223,685
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(6,871,995)
NET ASSETS - 100%		$6,085,351,690

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $61,134,335 or 1.0% of net assets.

 (c) Level 3 security

 (d) Security or a portion of the security is on loan at period end.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,721,769 or 0.0% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Ant International Co. Ltd. Class C	5/16/18	$24,495,442
Convoy, Inc. Series D	10/30/19	$2,760,048
Reddit, Inc. Series D	2/4/19	$5,440,247
Roofoods Ltd. Series F	9/12/17	$14,510,890
UiPath, Inc. Series A1	6/14/19	$1,009,647
UiPath, Inc. Series B1	6/14/19	$50,291
UiPath, Inc. Series B2	6/14/19	$250,474

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$639,480
Fidelity Securities Lending Cash Central Fund	123,360
Total	$762,840

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach, income approach and cost approach and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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